Fair Value Measurements - Summary of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Fair Value, Measurements, Recurring [member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	$ 725	$ 454
Total assets at fair value	133,817	190,666
Foreign currency forward contract		(1,271)
Accrued earnout liability	(3,765)
Total financial Liabilities	(3,765)	(1,271)
Money market funds [member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	88,061	36,374
Time deposits [member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	45,031	153,838
Level 1 [member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	133,092	190,212
Level 1 [member] | Money market funds [member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	88,061	36,374
Level 1 [member] | Time deposits [member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	45,031	153,838
Level 2 [member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	725	454
Total assets at fair value	725	454
Foreign currency forward contract		(1,271)
Total financial Liabilities		$ (1,271)
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Accrued earnout liability	(3,765)
Total financial Liabilities	$ (3,765)